Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Value-added tax	¥ 45,741	$ 6,541		¥ 22,706
Prepayment for acquisition of inventories	32,726	4,680		20,048
Right to recover inventories	30,326	4,337	[1]
Prepayment for services	24,716	3,534		6,733
Insurance claims receivable	2,230	319		0
Loans and interest receivable from a related party (Note 18(5))	2,070	296		0
Prepayment for an equity investment	2,000	286		2,000
Foreign exchange forward contract	314	45		8
Deposits	308	44		16,082
Others	491	69		721
Total Prepayments	¥ 140,922	$ 20,151		¥ 68,298

[1]	For contracts with certain customers where collectability is not probable to support the establishment of contract at contract inception, and no revenue was recognized, the Group recorded the right to recover the transferred inventories as stipulated in the contracts or by relevant laws. As of December 31, 2024 and 2025, right to recover inventories were nil and RMB30,326 (US$4,337), respectively.